Share capital and share-based compensation - Schedule of Assumptions (Details)	12 Months Ended
Oct. 31, 2021 yr
Disclosure of classes of share capital [line items]
Expected life of options	6
Expected dividend yield	0.00%
Expected stock price volatility	65.00%
Expected forfeiture rate	0.00%
Minimum
Disclosure of classes of share capital [line items]
Risk free interest rate	0.46%
Maximum
Disclosure of classes of share capital [line items]
Risk free interest rate	0.97%